Mobile Financial Services activities - Credit risk management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cost of risk	€ 49.0	€ 48.0	€ 31.0
LCR ratio (short-term liquidity ratio)	373.00%
Percentage Of Investment Portfolio Securities With Maturity Period Of Below One year	3.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase In Liquidity Deficit	€ 855.0	640.0
Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Cost of risk	42.0
Operational losses from banking activities	2.3	€ 1.3	€ 1.4
Mobile Finance Services | FRANCE
Disclosure of detailed information about financial instruments [line items]
Cost of risk	6.0
Mobile Finance Services | SPAIN
Disclosure of detailed information about financial instruments [line items]
Cost of risk	€ 35.0
Mobile Finance Services | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Net Stable Funding Ratio			133.00%